Significant Accounting Policies - Revenues in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Product sales, net												$ 1,993,668	$ 1,926,941	$ 1,825,807
Royalty income												19,571	26,120	11,813
Revenue net	$ 495,764	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 1,385,530	$ 1,454,273	$ 2,013,239	$ 1,953,061	$ 1,837,620